Total Cash, Cash Equivalents, Restricted Cash and Restricted Investments (Tables)	12 Months Ended
Dec. 31, 2024
Cash and Cash Equivalents [Abstract]
Schedule of Cash and Cash Equivalents
The following table provides a summary of cash and cash equivalents, restricted cash and restricted investments at December 31, 2024 and 2023:

	December 31, 2024	December 31, 2023
Cash and cash equivalents	$743.0	$712.4
Restricted cash securing letter of credit facilities	51.6	5.8
Restricted cash securing reinsurance contracts	152.0	245.9
Total cash, cash equivalents and restricted cash	946.6	964.1
Restricted investments securing reinsurance contracts and letter of credit facilities	1,328.7	1,347.0
Total cash, cash equivalents, restricted cash and restricted investments	$2,275.3	$2,311.1

Schedule of Restrictions on Cash and Cash Equivalents
The following table provides a summary of cash and cash equivalents, restricted cash and restricted investments at December 31, 2024 and 2023:

	December 31, 2024	December 31, 2023
Cash and cash equivalents	$743.0	$712.4
Restricted cash securing letter of credit facilities	51.6	5.8
Restricted cash securing reinsurance contracts	152.0	245.9
Total cash, cash equivalents and restricted cash	946.6	964.1
Restricted investments securing reinsurance contracts and letter of credit facilities	1,328.7	1,347.0
Total cash, cash equivalents, restricted cash and restricted investments	$2,275.3	$2,311.1